BRW-Q3

Quarterly Report
February 28, 2026
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 4.4%
BWX Technologies, Inc.	30,147	$6,209,679
Curtiss-Wright Corp.	5,463	3,825,903
General Electric Co.	31,494	10,779,136
Leidos Holdings, Inc.	19,462	3,407,796
		$24,222,514
Automotive – 2.7%
Aptiv PLC (a)	9,436	$693,923
Tesla, Inc. (a)	35,470	14,277,030
		$14,970,953
Biotechnology – 1.2%
Gilead Sciences, Inc.	40,150	$5,980,343
Illumina, Inc. (a)	5,142	691,393
		$6,671,736
Broadcasting – 2.1%
Netflix, Inc. (a)	13,045	$1,255,451
Spotify Technology S.A. (a)	10,614	5,465,573
TKO Group Holdings, Inc.	22,306	4,993,644
		$11,714,668
Brokerage & Asset Managers – 2.0%
Citigroup, Inc.	41,150	$4,534,319
Interactive Brokers Group, Inc.	88,450	6,296,755
		$10,831,074
Business Services – 1.1%
Dropbox, Inc. (a)	144,107	$3,601,234
GoDaddy, Inc. (a)	9,481	826,364
Verisk Analytics, Inc., “A”	7,551	1,567,361
		$5,994,959
Computer Software – 13.2%
Autodesk, Inc. (a)	25,415	$6,248,786
Datadog, Inc., “A” (a)	45,834	5,131,575
Elastic N.V. (a)	9,781	509,297
Guidewire Software, Inc. (a)	24,213	3,518,633
Microsoft Corp.	119,390	46,889,228
Okta, Inc. (a)	64,371	4,666,897
Palantir Technologies, Inc. (a)	3,935	539,843
Pegasystems, Inc.	46,900	2,050,937
Salesforce, Inc.	16,292	3,173,519
		$72,728,715
Computer Software - Systems – 11.5%
Apple, Inc.	214,845	$56,757,752
Arista Networks, Inc. (a)	50,697	6,768,050
		$63,525,802
Consumer Products – 0.9%
Colgate-Palmolive Co.	48,718	$4,829,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.1%
Airbnb, Inc., “A” (a)	41,969	$5,670,431
Booking Holdings, Inc.	1,126	4,773,508
Uber Technologies, Inc. (a)	18,411	1,388,558
		$11,832,497
Electrical Equipment – 1.2%
Amphenol Corp., “A”	40,832	$5,963,922
nVent Electric PLC	7,744	916,580
		$6,880,502
Electronics – 20.7%
Broadcom, Inc.	72,649	$23,214,988
Flex Ltd. (a)	16,451	1,036,742
KLA Corp.	2,321	3,538,480
Lam Research Corp.	59,812	13,989,429
NVIDIA Corp.	409,715	72,597,401
		$114,377,040
Energy - Independent – 0.4%
Phillips 66	13,724	$2,118,025
Energy - Renewables – 1.8%
AES Corp.	95,380	$1,648,166
GE Vernova, Inc.	9,556	8,348,122
		$9,996,288
Engineering - Construction – 0.3%
Primoris Services Corp.	10,307	$1,553,471
Entertainment – 0.4%
Lamar Advertising Co., REIT	14,443	$1,989,379
Food & Beverages – 1.3%
Monster Beverage Corp. (a)	86,703	$7,395,766
Gaming & Lodging – 1.4%
Carnival Corp.	12,413	$391,630
Viking Holdings Ltd. (a)	94,228	7,351,669
		$7,743,299
Health Maintenance Organizations – 0.6%
Humana, Inc.	17,985	$3,426,862
Insurance – 0.9%
Equitable Holdings, Inc.	121,153	$4,872,774
Interactive Media Services – 9.8%
Alphabet, Inc., “A”	51,349	$16,008,564
Alphabet, Inc., “C”	46,762	14,563,090
AppLovin Corp. (a)	3,915	1,702,125
Meta Platforms, Inc., “A”	33,652	21,812,553
		$54,086,332
Internet – 0.1%
Etsy, Inc. (a)	9,761	$535,684
Leisure & Toys – 0.6%
Roblox Corp., “A” (a)	51,505	$3,536,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.5%
Flowserve Corp.	31,816	$2,816,352
Medical & Health Technology & Services – 2.3%
IQVIA Holdings, Inc. (a)	20,584	$3,680,625
McKesson Corp.	7,623	7,526,721
Veeva Systems, Inc. (a)	7,389	1,344,872
		$12,552,218
Medical Equipment – 0.1%
DexCom, Inc. (a)	9,366	$687,745
Other Banks & Diversified Financials – 4.2%
Mastercard, Inc., “A”	14,144	$7,315,418
Northern Trust Corp.	43,689	6,251,459
Popular, Inc.	37,344	5,054,884
Visa, Inc., “A”	14,734	4,716,943
		$23,338,704
Pharmaceuticals – 3.9%
AbbVie, Inc.	7,551	$1,752,436
Bristol-Myers Squibb Co.	112,408	7,010,887
Chewy, Inc., “A” (a)	7,788	213,547
Eli Lilly & Co.	8,478	8,918,771
Incyte Corp. (a)	28,274	2,863,308
Pfizer, Inc.	24,151	667,775
		$21,426,724
Restaurants – 0.2%
Aramark	31,685	$1,326,017
Specialty Stores – 6.0%
Amazon.com, Inc. (a)	116,494	$24,463,740
Costco Wholesale Corp.	1,892	1,912,415
O'Reilly Automotive, Inc. (a)	75,281	7,067,380
		$33,443,535
Utilities - Electric Power – 1.0%
NRG Energy, Inc.	31,160	$5,576,394
Total Common Stocks		$547,002,265
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.7% (v)	4,089,293	$4,089,702

Other Assets, Less Liabilities – 0.4%		2,134,438
Net Assets – 100.0%		$553,226,405

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,089,702 and
$547,002,265, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$547,002,265	$—	$—	$547,002,265
Investment Companies	4,089,702	—	—	4,089,702
Total	$551,091,967	$—	$—	$551,091,967
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,522,680	$52,283,917	$50,717,003	$(87)	$195	$4,089,702

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,767	$—